Revenue Recognition - Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Net sales	$ 5,798	$ 5,291	$ 4,042	$ 4,325	$ 5,382	$ 5,091	$ 5,186	$ 4,760	$ 19,456	$ 20,419	$ 21,037
Laundry
Disaggregation of Revenue [Line Items]
Net sales									5,675	6,193
Refrigeration
Disaggregation of Revenue [Line Items]
Net sales									6,058	6,229
Cooking
Disaggregation of Revenue [Line Items]
Net sales									4,782	4,670
Dishwashing
Disaggregation of Revenue [Line Items]
Net sales									1,605	1,598
Total major product category net sales
Disaggregation of Revenue [Line Items]
Net sales									18,120	18,690
Compressors
Disaggregation of Revenue [Line Items]
Net sales									0	557
Spare parts and warranties
Disaggregation of Revenue [Line Items]
Net sales									913	979
Other
Disaggregation of Revenue [Line Items]
Net sales									$ 423	$ 193
Revenue, performance obligation, description									less than one year